Annual Total Returns [BarChart] - BlackRock Advantage SMID Cap V.I. Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.43%)
Annual Return 2012	13.54%
Annual Return 2013	42.40%
Annual Return 2014	5.22%
Annual Return 2015	(6.61%)
Annual Return 2016	23.65%
Annual Return 2017	14.05%
Annual Return 2018	(6.39%)
Annual Return 2019	28.98%
Annual Return 2020	19.96%